Shareholder Report, Holdings (Details) - C000200990 [Member]	Mar. 31, 2025
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%